UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549


                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  December 31, 2007
Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   105 Clarke Avenue
           Pocomoke, MD  21851

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     410-957-4181
Signature, Place, and Date of Signing:

   William M. Shettle     Pocomoke, Maryland   January 29, 2008


Report Type  (Check only one.):

[  X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   91

Form 13F Information Table Value Total:   $39041


List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE Ltd. Dep Shares 7.80% Cum  PFD              G0070K111      296    12400 SH       SOLE                    12400
Comcast Corp. 7% Notes due 5/1 PFD              20030N309      398    17550 SH       SOLE                    17550
HSBC Hldgs. plc 6.20% Ser. A   PFD              404280604      287    14075 SH       SOLE                    14075
1st Commonwealth Finl          COM              319829107      277    26035 SH       SOLE                    26035
3M Company                     COM              88579Y101      531     6295 SH       SOLE                     6295
AT&T                           COM              00206R102      239     5750 SH       SOLE                     5750
American Intl. Group           COM              026874107      463     7938 SH       SOLE                     7938
Amgen Inc.                     COM              031162100      616    13270 SH       SOLE                    13270
Anheuser-Busch Cos.            COM              035229103      604    11545 SH       SOLE                    11545
Argon ST, Inc.                 COM              040149106      222    11980 SH       SOLE                    11980
Auto. Data Processing          COM              053015103      200     4500 SH       SOLE                     4500
Avon Products Inc.             COM              054303102      774    19580 SH       SOLE                    19580
BHP Billiton Ltd.              COM              088606108      537     7660 SH       SOLE                     7660
Bank of America                COM              060505104      846    20500 SH       SOLE                    20500
Brady Corp., Cl. A             COM              104674106      211     6010 SH       SOLE                     6010
CVS Caremark Corp.             COM              126650100      517    13007 SH       SOLE                    13007
Cadbury Schweppes              COM              127209302      542    10985 SH       SOLE                    10985
Caterpillar                    COM              149123101      348     4790 SH       SOLE                     4790
Chevron Corp.                  COM              166764100      254     2720 SH       SOLE                     2720
Cisco Systems Inc.             COM              17275R102      377    13935 SH       SOLE                    13935
Citizens Communications        COM              17453B101      344    27015 SH       SOLE                    27015
Colgate-Palmolive Co.          COM              194162103      585     7505 SH       SOLE                     7505
Compass Minerals Intl.         COM              20451N101      468    11410 SH       SOLE                    11410
ConocoPhillips                 COM              20825C104      603     6825 SH       SOLE                     6825
Diebold Inc.                   COM              253651103      450    15525 SH       SOLE                    15525
DuPont (E.I.)                  COM              263534109      549    12447 SH       SOLE                    12447
Duke Energy                    COM              26441C105      376    18657 SH       SOLE                    18657
EMCOR Group Inc.               COM              29084Q100      268    11330 SH       SOLE                    11330
Eli Lilly                      COM              532457108      270     5060 SH       SOLE                     5060
Entercom Communications        COM              293639100      172    12570 SH       SOLE                    12570
Exxon Mobil Corp.              COM              30231G102     1896    20233 SH       SOLE                    20233
Gatehouse Media                COM              367348109      219    25000 SH       SOLE                    25000
General Electric               COM              369604103      756    20405 SH       SOLE                    20405
Graco Inc.                     COM              384109104      234     6291 SH       SOLE                     6291
Gruma S.A.B. de C.V.           COM              400131306      262    19585 SH       SOLE                    19585
Harsco Corp.                   COM              415864107      317     4950 SH       SOLE                     4950
Helen of Troy, Ltd.            COM              G4388N106      192    11230 SH       SOLE                    11230
Herley Industries              COM              427398102      305    22185 SH       SOLE                    22185
Hewlett-Packard Co.            COM              428236103      369     7300 SH       SOLE                     7300
Hornbeck Offshore Svcs.        COM              440543106      217     4825 SH       SOLE                     4825
II-VI Inc.                     COM              902104108      241     7890 SH       SOLE                     7890
Int'l Business Machines        COM              459200101      227     2100 SH       SOLE                     2100
Intel Corp.                    COM              458140100      359    13471 SH       SOLE                    13471
Johnson & Johnson              COM              478160104     1259    18880 SH       SOLE                    18880
Kimberly-Clark                 COM              494368103      231     3325 SH       SOLE                     3325
Kinder Morgan Mgmt             COM              49455U100      358     6758 SH       SOLE                     6758
Legg Mason                     COM              524901105      465     6360 SH       SOLE                     6360
Mattel Inc.                    COM              577081102      363    19060 SH       SOLE                    19060
Medtronic Inc.                 COM              585055106      506    10070 SH       SOLE                    10070
Met-Pro Corp.                  COM              590876306      265    22076 SH       SOLE                    22076
Microsoft Corp.                COM              594918104     1335    37492 SH       SOLE                    37492
Miv Therapeutics               COM              55306V106        5    10000 SH       SOLE                    10000
Moog, Inc., Cl. A              COM              615394202      347     7585 SH       SOLE                     7585
NY Cmnty Bancorp               COM              649445103      367    20900 SH       SOLE                    20900
Nabors Industries              COM              G6359F103      356    13013 SH       SOLE                    13013
Natl. Penn Bancshares          COM              637138108      416    27488 SH       SOLE                    27488
Nautilus, Inc.                 COM              63910B102       59    12070 SH       SOLE                    12070
NetGear                        COM              64111Q104      356     9990 SH       SOLE                     9990
Novartis AG                    COM              66987V109      535     9855 SH       SOLE                     9855
OSI Systems Inc.               COM              671044105      312    11790 SH       SOLE                    11790
Pepco Hldgs Inc.               COM              713291102      268     9150 SH       SOLE                     9150
PepsiCo Inc.                   COM              713448108      812    10699 SH       SOLE                    10699
Pfizer Inc.                    COM              717081103      752    33070 SH       SOLE                    33070
Procter & Gamble               COM              742718109      877    11945 SH       SOLE                    11945
QUALCOMM Inc.                  COM              747525103      260     6610 SH       SOLE                     6610
RGC Resources                  COM              74955L103      291     9289 SH       SOLE                     9289
Raven Industries               COM              754212108      266     6940 SH       SOLE                     6940
Reddy Ice Hldgs.               COM              75734R105      348    13730 SH       SOLE                    13730
Regal Entertainment            COM              758766109      458    25370 SH       SOLE                    25370
SAIC, Inc.                     COM              78390x101      622    30910 SH       SOLE                    30910
Simon Property Group           COM              828806109      327     3764 SH       SOLE                     3764
Sony Corp.                     COM              835699307      451     8308 SH       SOLE                     8308
Spectra Energy                 COM              847560109      242     9390 SH       SOLE                     9390
Sprint Nextel                  COM              852061100      361    27500 SH       SOLE                    27500
Standard Register              COM              853887107      298    25540 SH       SOLE                    25540
TechTeam Global                COM              878311109      250    19825 SH       SOLE                    19825
Telecom New Zealand            COM              879278208      341    20518 SH       SOLE                    20518
TrustCo Bank                   COM              898349105      361    36415 SH       SOLE                    36415
UST Inc.                       COM              902911106      344     6285 SH       SOLE                     6285
Unilever N.V.                  COM              904784709      286     7848 SH       SOLE                     7848
United Technologies            COM              913017109      683     8929 SH       SOLE                     8929
Verizon Communications         COM              92343V104     1104    25275 SH       SOLE                    25275
Vornado Realty Trust           COM              929042109      277     3145 SH       SOLE                     3145
Wachovia Corp.                 COM              929903102      331     8716 SH       SOLE                     8716
Wal-Mart Stores                COM              931142103      591    12425 SH       SOLE                    12425
Wells Fargo & Co.              COM              949746101      402    13306 SH       SOLE                    13306
Western Union                  COM              959802109      569    23420 SH       SOLE                    23420
Wyeth                          COM              983024100      432     9781 SH       SOLE                     9781
iShr MSCI EAFE                 COM              464287465      212     2700 SH       SOLE                     2700
iShr MSCI Emerging Mkts        COM              464287234      263     1750 SH       SOLE                     1750
iShr MSCI Pacific Ex Japan     COM              464286665      205     1330 SH       SOLE                     1330